Investment Strategy	Dec. 31, 2025
Schwab S&P 500 Index Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

To pursue its goal, the fund generally invests in stocks that are included in the S&P 500 Index†. It is the fund’s policy that under normal circumstances it will invest at least 80% of its net assets (including, for this purpose, any borrowings for investment purposes) in these stocks; typically, the actual percentage is considerably higher. The fund will notify its shareholders at least 60 days before changing this policy.

† Index ownership – “Standard & Poor’s®,” “S&P®,” and “S&P 500®” are registered trademarks of Standard & Poor’s Financial Services LLC (S&P), and “Dow Jones®” is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones) and have been licensed for use by S&P Dow Jones Indices LLC and its affiliates and sublicensed for certain purposes by Charles Schwab Investment Management, Inc. The “S&P 500® Index” is a product of S&P Dow Jones Indices LLC or its affiliates, and has been licensed for use by Charles Schwab Investment Management, Inc. The Schwab® S&P 500 Index Portfolio is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in the fund.

The fund generally seeks to replicate the performance of the index by giving the same weight to a given stock as the index does. However, when the investment adviser believes it is in the best interest of the fund, such as to avoid purchasing odd-lots (i.e., purchasing less than the usual number of shares traded for a security), for tax considerations, or to address liquidity considerations with respect to a stock, the investment adviser may cause the fund’s weighting of a stock to be more or less than the index’s weighting of the stock. The fund may sell securities that are represented in the index in anticipation of their removal from the index, or buy securities that are not yet represented in the index in anticipation of their addition to the index.

The S&P 500 Index includes the stocks of 500 leading U.S. publicly traded companies from a broad range of industries. Standard & Poor’s, the company that maintains the index, uses a variety of measures to determine which stocks are listed in the index. Each stock is represented in the index in proportion to its float-adjusted market capitalization.

The fund may invest in derivatives, principally futures contracts, and lend its securities to minimize the gap in performance that naturally exists between any index fund and its corresponding index. This gap occurs mainly because, unlike the index, the fund incurs expenses and must keep a small portion of its assets in cash for business operations. By using futures, the fund potentially can offset a portion of the gap attributable to its cash holdings. In addition, any income realized through securities lending may help reduce the portion of the gap attributable to expenses.

The fund may concentrate its investments (i.e., hold more than 25% of its total assets) in an industry or group of industries to the extent that the index the fund is designed to track is also so concentrated.

The fund may become “non-diversified,” as defined under the Investment Company Act of 1940, as amended, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index that the fund is designed to track.

Schwab Government Money Market Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

To pursue its goal, the fund is authorized to invest in U.S. government securities, such as:

• U.S. Treasury bills and notes

• other obligations that are issued by the U.S. government, its agencies or instrumentalities, including obligations that are not fully guaranteed by the U.S. Treasury, such as those issued by the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal Home Loan Banks

• repurchase agreements that are collateralized fully by cash and/ or U.S. government securities

• obligations that are issued by private issuers that are guaranteed as to principal or interest by the U.S. government, its agencies or instrumentalities

The fund intends to operate as a government money market fund under the regulations governing money market funds.

The fund will (i) invest at least 99.5% of its total assets in cash, U.S. government securities and/or repurchase agreements that are collateralized fully by cash and/or U.S. government securities, and (ii) under normal circumstances, invest at least 80% of its net assets (including, for this purpose, any borrowings for investment purposes) in U.S. government securities, including repurchase agreements that are collateralized fully by U.S. government securities. With respect to the 80% policy, the fund will notify its shareholders at least 60 days before changing the policy.

In choosing securities, the fund’s manager seeks to maximize current income within the limits of the fund’s investment objective and credit, maturity and diversification policies. Some of these policies may be stricter than the federal regulations that apply to all money market funds.

The investment adviser’s credit research department analyzes and monitors the securities that the fund owns or is considering buying. The manager may adjust the fund’s holdings or its average maturity based on actual or anticipated changes in interest rates or credit quality. To preserve its investors’ capital, the fund seeks to maintain a stable $1.00 share price.

For temporary defensive purposes during unusual market conditions, the fund may invest up to 100% of its assets in cash, cash equivalents or other high quality short-term investments.

As a government money market fund, the fund’s Board of Trustees (the Board) has determined not to subject the fund to a liquidity fee on fund redemptions. Please note that the Board has reserved its ability to change this determination with respect to liquidity fees, but only after providing appropriate prior notice to shareholders.

Schwab VIT Balanced Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

To pursue its goal, the fund aims to provide diversification across major asset classes, including domestic equity securities, international equity securities, real assets, fixed income securities and money market investments, as well as diversification across a range of sub-asset classes within the major asset classes. The fund gains exposure to these asset classes by primarily investing in affiliated exchange-traded funds (ETFs) from Schwab Funds (the Schwab ETFs). The fund may also invest in affiliated mutual funds from Schwab Funds and unaffiliated third-party ETFs and mutual funds (all such ETFs and mutual funds referred to as “underlying funds”). The fund will generally invest in a Schwab ETF that, in the investment adviser’s opinion, corresponds to a sub-asset class and is competitive with unaffiliated third-party ETFs.

The fund normally will invest, including its investments in the underlying funds, at least 25% of its assets in equity securities and at least 25% of its assets in fixed-income securities, which may include bonds, cash equivalents, money market funds and money market investments. As of the date of this prospectus, the fund’s target asset class allocation ranges are 38-68% in fixed-income securities, and 32-62% in equity securities.

Each underlying fund may invest directly in equity, fixed income or other securities or investments, as appropriate, consistent with its investment objective, strategies and policies. Through its investments in underlying funds that invest in equity securities, the fund invests principally in large-cap stocks of U.S. and international developed-market countries, small-cap stocks of U.S. companies and stocks of emerging countries. The fund also invests in underlying funds that invest in fixed-income investments, principally treasury bonds, corporate bonds and securitized bonds, which are primarily of investment grade. The fund’s investments in underlying funds that seek exposure to real assets include funds that invest in real estate investment trusts (REITs) and other companies related to the real estate industry. The fund may also invest in underlying funds that seek exposure to commodities. Finally, the fund may invest in money market investments, primarily through underlying funds that are money market funds.

The investment adviser has discretion to select the underlying fund investments and adjust the fund’s underlying fund allocations within a particular asset class based on the following considerations: market trends, its outlook for a given market capitalization and sub-asset class, and the underlying funds’ performance in various market conditions.

The fund intends to invest in a combination of underlying funds; however, the fund may invest directly in securities represented in the major asset classes noted above. The fund may invest in derivatives, primarily to seek returns on the fund’s otherwise uninvested cash assets. By using these instruments, the fund potentially can offset the impact on its performance of keeping some assets in cash.

For temporary defensive purposes during unusual economic or market conditions or for liquidity purposes, the fund may hold a significant amount of its assets in cash, money market instruments, repurchase agreements and other short-term obligations. When the fund engages in such activities, it may not achieve its investment objective.

The fund also may lend portfolio securities to earn additional income. Any income realized through securities lending may help fund performance.

Schwab VIT Balanced with Growth Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

To pursue its goal, the fund aims to provide diversification across major asset classes, including domestic equity securities, international equity securities, real assets, fixed income securities and money market investments, as well as diversification across a range of sub-asset classes within the major asset classes. The fund gains exposure to these asset classes by primarily investing in affiliated exchange-traded funds (ETFs) from Schwab Funds (the Schwab ETFs). The fund may also invest in affiliated mutual funds from Schwab Funds and unaffiliated third-party ETFs and mutual funds (all such ETFs and mutual funds referred to as “underlying funds”). The fund will generally invest in a Schwab ETF that, in the investment adviser’s opinion, corresponds to a sub-asset class and is competitive with unaffiliated third-party ETFs.

The fund normally will invest, including its investments in the underlying funds, at least 25% of its assets in equity securities and at least 25% of its assets in fixed-income securities, which may include bonds, cash equivalents, money market funds and money market investments. The fund’s allocation is weighted toward equity securities (domestic and international) that seek capital growth. The term “growth” in the fund’s name refers to the fund’s weighting towards capital growth. As of the date of this prospectus, the fund’s target asset class allocation ranges are 25-50% in fixed-income securities and 50-75% in equity securities.

Each underlying fund may invest directly in equity, fixed income or other securities or investments, as appropriate, consistent with its investment objective, strategies and policies. Through its investments in underlying funds that invest in equity securities, the fund invests principally in large-cap stocks of U.S. and international developed-market countries, small-cap stocks of U.S. companies and stocks of emerging market countries. The fund also invests in underlying funds that invest in fixed-income investments, principally treasury bonds, corporate bonds and securitized bonds, which are primarily of investment grade. The fund’s investments in underlying funds that seek exposure to real assets include funds that invest in real estate investment trusts (REITs) and other companies related to the real estate industry. The fund may also invest in underlying funds that seek exposure to commodities. Finally, the fund may invest in money market investments, primarily through underlying funds that are money market funds.

The investment adviser has discretion to select the underlying fund investments and adjust the fund’s underlying fund allocations within a particular asset class based on the following considerations: market trends, its outlook for a given market capitalization and sub-asset class, and the underlying funds’ performance in various market conditions.

The fund intends to invest in a combination of underlying funds; however, the fund may invest directly in securities represented in the major asset classes noted above. The fund may invest in derivatives, primarily to seek returns on the fund’s otherwise uninvested cash assets. By using these instruments, the fund potentially can offset the impact on its performance of keeping some assets in cash.

For temporary defensive purposes during unusual economic or market conditions or for liquidity purposes, the fund may hold a significant amount of its assets in cash, money market instruments, repurchase agreements and other short-term obligations. When the fund engages in such activities, it may not achieve its investment objective.

The fund also may lend portfolio securities to earn additional income. Any income realized through securities lending may help fund performance.

Schwab VIT Growth Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

To pursue its goal, the fund aims to provide diversification across major asset classes, including domestic equity securities, international equity securities, real assets, fixed income securities and money market investments, as well as diversification across a range of sub-asset classes within the major asset classes. The fund gains exposure to these asset classes by primarily investing in affiliated exchange-traded funds (ETFs) from Schwab Funds (the Schwab ETFs). The fund may also invest in affiliated mutual funds from Schwab Funds and unaffiliated third-party ETFs and mutual funds (all such ETFs and mutual funds referred to as “underlying funds”). The fund will generally invest in a Schwab ETF that, in the investment adviser’s opinion, corresponds to a sub-asset class and is competitive with unaffiliated third-party ETFs.

The term “growth” in the fund’s name refers to the fund’s strategy of primarily investing, through its investments in underlying funds, in equity securities (domestic and international) that seek capital growth. As of the date of this prospectus, the fund’s target asset class allocation ranges are 67-97% in equity securities and 3-33% in fixed-income securities.

Each underlying fund may invest directly in equity, fixed income or other securities or investments, as appropriate, consistent with its investment objective, strategies and policies. Through its investments in underlying funds that invest in equity securities, the fund invests principally in large-cap and small-cap stocks of U.S. and international developed-market countries and stocks of emerging market countries. The fund also invests in underlying funds that invest in fixed-income investments, principally treasury bonds, corporate bonds and securitized bonds, which are primarily of investment grade. The fund’s investments in underlying funds that seek exposure to real assets include funds that invest in real estate investment trusts (REITs) and other companies related to the real estate industry. The fund may also invest in underlying funds that seek exposure to commodities. Finally, the fund may invest in money market investments, primarily through underlying funds that are money market funds.

The investment adviser has discretion to select the underlying fund investments and adjust the fund’s underlying fund allocations within a particular asset class based on the following considerations: market trends, its outlook for a given market capitalization and sub-asset class, and the underlying funds’ performance in various market conditions.

The fund intends to invest in a combination of underlying funds; however, the fund may invest directly in securities represented in the major asset classes noted above. The fund may invest in derivatives, primarily to seek returns on the fund’s otherwise uninvested cash assets. By using these instruments, the fund potentially can offset the impact on its performance of keeping some assets in cash.

For temporary defensive purposes during unusual economic or market conditions or for liquidity purposes, the fund may hold a significant amount of its assets in cash, money market instruments, repurchase agreements and other short-term obligations. When the fund engages in such activities, it may not achieve its investment objective.

The fund also may lend portfolio securities to earn additional income. Any income realized through securities lending may help fund performance.